Other Financial Liabilities (debt) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current debt:
Lease liabilities (a)	$ 3,609	$ 3,692
Non-current debt:
Lease liabilities (a)	4,230	3,811
Less : Debt issuance cost	(3,205)	(3,124)
Total non-current financial liabilities	506,567	305,996
Sociedad Minera El Brocal S.A.A
Current debt:
Lease liabilities (a)	10,223	8,855
Non-current debt:
Senior unsecured credit facility (a)	525,000	830,000
Lease liabilities (a)	68,994	76,944
Less : Debt issuance cost	(1,549)	(4,124)
Total non-current financial liabilities	592,445	902,820
Total other financial liabilities	$ 602,668	$ 911,675	$ 1,118,538